UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the semi-annual distribution period from

April 15, 2020 to October 15, 2020

Commission File Number of issuing entity: 333-177662-01

CENTERPOINT ENERGY TRANSITION BOND COMPANY IV, LLC

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 1-3187

CENTERPOINT ENERGY HOUSTON ELECTRIC, LLC

(Exact name of depositor and sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

45-3687039

(I.R.S. Employer Identification No.)

1111 Louisiana Suite 4664B Houston, Texas	77002
(Address of principal executive offices of the issuing entity)	(Zip Code)

(713) 207-5776

(Issuing entity’s telephone number, including area code)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)
2012 Senior Secured Transition Bonds, Tranche A-2			☒
2012 Senior Secured Transition Bonds, Tranche A-3			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes  ☒            No  ☐

PART I—DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

The record date for distributions (i.e., the interest and scheduled principal payments) described in Exhibit 99.1 is October 14, 2020.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the 2012 Senior Secured Transition Bonds (the “2012 Transition Bonds”), dated January 11, 2012, and related Prospectus, dated January 3, 2012, of CenterPoint Energy Transition Bond Company IV, LLC (the “Issuing Entity”) filed with the Securities and Exchange Commission (“SEC”) pursuant to Rule 424(b)(2) of the Securities Act of 1933, as amended, on January 12, 2012.

As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the 2012 Transition Bonds have been made with respect to the October 15, 2020 distribution date.

Item 1A. Asset-Level Information.

None.

Item 1B. Asset Representations Reviewer and Investor Communication.

None.

PART II—OTHER INFORMATION

Item 2. Legal Proceedings.

None.

Item 3. Sales of Securities and Use of Proceeds.

None.

Item 4. Defaults Upon Senior Securities.

Omitted pursuant to General Instruction C of Form 10-D.

Item 5. [Reserved]

Item 6. Significant Obligors of Pool Assets.

Omitted pursuant to General Instruction C of Form 10-D.

Item 7. Change in Sponsor Interest in the Securities.

Omitted pursuant to General Instruction C of Form 10-D.

Item 8. Significant Enhancement Provider Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 9. Other Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 10. Exhibits.

(a)	Documents filed as a part of this report (exhibits marked with an asterisk are filed herewith):

*99.1	Semi-annual Servicer’s Certificate relating to the 2012 Transition Bonds, dated October 13, 2020.

(b)	Exhibits required by this Form and Item 601 of Regulation S-K (exhibits marked with an asterisk are filed herewith):

3.1	Certificate of Formation of the Issuing Entity filed with the Delaware Secretary of State on October 14, 2011 (incorporated by reference to exhibit 3.3 included as an exhibit to the Issuing Entity’s Registration Statement on Form S-3 (Registration Nos. 333-177662 and 333-177662-01) filed with the SEC on November 2, 2011).

3.2	Amended and Restated Limited Liability Company Agreement of the Issuing Entity dated as of January 19, 2012 (incorporated by reference to exhibit 3.1 included as an exhibit to the Issuing Entity’s Current Report on Form 8-K (File No. 333-177662-01) filed with the SEC on January 18, 2012).

4.1	Indenture dated as of January 19, 2012 by and between the Issuing Entity and Deutsche Bank Trust Company Americas, as Trustee (incorporated by reference to exhibit 4.1 included as an exhibit to the Issuing Entity’s Current Report on Form 8-K (File No. 333-177662-01) filed with the SEC on January 18, 2012).

4.2	First Supplemental Indenture dated as of January 19, 2012 by and between the Issuing Entity and Deutsche Bank Trust Company Americas, as Trustee, providing for the issuance of the 2012 Transition Bonds (incorporated by reference to exhibit 4.2 included as an exhibit to the Issuing Entity’s Current Report on Form 8-K (File No. 333-177662-01) filed with the SEC on January 18, 2012).

4.3	Form of the 2012 Transition Bonds (included as Exhibit A to the First Supplemental Indenture filed as Exhibit 4.2) (incorporated by reference to exhibit 4.3 included as an exhibit to the Issuing Entity’s Current Report on Form 8-K (File No. 333-177662-01) filed with the SEC on January 18, 2012).

10.1	Transition Property Sale Agreement dated as of January 19, 2012 by and between the Issuing Entity and CenterPoint Energy Houston Electric, LLC, as seller (incorporated by reference to exhibit 10.1 included as an exhibit to the Issuing Entity’s Current Report on Form 8-K (File No. 333-177662-01) filed with the SEC on January 18, 2012).

10.2	Transition Property Servicing Agreement dated as of January 19, 2012 by and between the Issuing Entity and CenterPoint Energy Houston Electric, LLC, as servicer (incorporated by reference to exhibit 10.2 included as an exhibit to the Issuing Entity’s Current Report on Form 8-K (File No. 333-177662-01) filed with the SEC on January 18, 2012).

10.3	Administration Agreement dated as of January 19, 2012 by and between the Issuing Entity and CenterPoint Energy Houston Electric, LLC, as administrator (incorporated by reference to exhibit 10.3 included as an exhibit to the Issuing Entity’s Current Report on Form 8-K (File No. 333-177662-01) filed with the SEC on January 18, 2012).

10.4	Intercreditor Agreement dated as of January 19, 2012 by and among the Issuing Entity, CenterPoint Energy Houston Electric, LLC, Deutsche Bank Trust Company Americas and various other parties named therein (incorporated by reference to exhibit 10.4 included as an exhibit to the Issuing Entity’s Current Report on Form 8-K (File No. 333-177662-01) filed with the SEC on January 18, 2012).

*99.1	Semi-annual Servicer’s Certificate relating to the 2012 Transition Bonds, dated October 13, 2020.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CENTERPOINT ENERGY HOUSTON ELECTRIC, LLC (Depositor)

By:	/s/ Brett A. Jerasa
Name: Brett A. Jerasa
Title: Assistant Treasurer

Date: October 15, 2020